Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Schedule of fair value measurement

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2021 and 2020.

	Fair value measurement
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2021
Assets for which fair values are disclosed
Trade receivables (non-current)	27,442	-	27,442	-

Liabilities for which fair values are disclosed
Loans and financing	(1,387,136)	-	(1,387,136)	-
Lease liabilities	(714,085)	-	(714,085)	-
Accounts payable to selling shareholders	(679,826)	-	(679,826)	-
Notes payable	(72,726)	-	(72,726)	-

December 31, 2020
Assets for which fair values are disclosed
Trade receivables (non-current)	7,627	-	7,627	-
Restricted Cash	2,053	-	2,053	-

Liabilities for which fair values are disclosed
Loans and financing	(637,723)	-	(637,723)	-
Lease liabilities	(447,703)	-	(447,703)	-
Accounts payable to selling shareholders	(518,240)	-	(518,240)	-
Notes payable	(76,181)	-	(76,181)	-